Short term investments	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Short term investments

Note 5 — Short term investments

Short term investments consist of the following:

	Carrying Value at December 31, 2023	Fair Value Measurement at December 31, 2023
		Level 1	Level 2	Level 3
Short term investments	$—	$—	$—	$—

	Carrying Value at December 31, 2022	Fair Value Measurement at December 31, 2022
		Level 1	Level 2	Level 3
Short term investments	$6,704,029	$—	$—	$6,704,029

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity and debt products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. Gain (loss) from short term investments for the years ended December 31, 2023, 2022 and 2021 amounted to $84,634, $(387,910) and $165,713, respectively. In June 2023, the Company sold the investment to a third party at the fair value of the date, and still not received the consideration, which included in “other receivables, net” in consolidated balance sheets, and impaired by amount of $1,888,662 as of December 31, 2023 due to the management assessment of expect losses.